FDIC loss share expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure F D I C Loss Share Expense Income [Abstract]
Amortization		$ (934)	$ (469)
80% mirror accounting on credit impairment losses		104	3,136
80% mirror accounting on reimbursable expenses		537	2,454
80% mirror accounting on recoveries on covered assets, including rental income on OREOs, subject to reimbursement to the FDIC		(1,658)	2,405
Change in true-up payment obligation		(6,112)	(11,700)
Gain from the FDIC termination agreement	$ 0	102,752	0
Other		36	(5,892)
FDIC loss share (expense) income	$ 0	$ 94,725	$ (10,066)